Consolidated Statements of Earnings - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total revenues	$ 4,244,265,000	$ 3,965,594,000	$ 3,818,749,000
Total cost of revenues	3,277,688,000	2,993,654,000	2,907,011,000
Gross Profit	966,577,000	971,940,000	911,738,000
Selling, general and administrative expenses	280,554,000	262,128,000	241,606,000
Acquisition-related expenses, net	13,479,000	8,638,000	909,000
Other operating (income) and expenses, net	18,193,000	(793,000)	8,043,000
Earnings from Operations	690,737,000	700,381,000	677,266,000
Interest expense	137,069,000	91,487,000	81,677,000
Other nonoperating income, net	(22,413,000)	(10,034,000)	(11,439,000)
Earnings before income tax expense (benefit)	576,081,000	618,928,000	607,028,000
Income tax expense (benefit)	105,705,000	(94,457,000)	181,584,000
Consolidated net earnings	470,376,000	713,385,000	425,444,000
Less: Net earnings attributable to noncontrolling interests	378,000	43,000	58,000
Net Earnings Attributable to Martin Marietta	$ 469,998,000	$ 713,342,000	$ 425,386,000
Net Earnings Attributable to Martin Marietta Per Common Share (see Note A)
Basic attributable to common shareholders	$ 7.46	$ 11.30	$ 6.66
Diluted attributable to common shareholders	$ 7.43	$ 11.25	$ 6.63
Weighted-Average Common Shares Outstanding
Basic	62,895	62,932	63,610
Diluted	63,147	63,217	63,861
Products and Services
Total revenues	$ 3,980,351,000	$ 3,723,478,000	$ 3,578,650,000
Total cost of revenues	3,009,810,000	2,749,488,000	2,665,029,000
Freight
Total revenues	263,914,000	242,116,000	240,099,000
Total cost of revenues	$ 267,878,000	$ 244,166,000	$ 241,982,000